UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:          March 31, 2009

Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Sanborn Kilcollin Partners, LLC
Address:   70 West Madison Street, Suite 5320
           Chicago, IL 60602

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:   Thomas Eric Kilcollin
Title:  Managing Member
Phone:  312-499-0900
Signature, Place, and Date of Signing:

    /s/ T. Eric Kilcollin         Chicago, IL                May 13, 2009
    ---------------------   ------------------          ------------------
         (Signature)          (City, State)                   (Date)

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          23
Form 13F Information Table Value Total:    $ 119694
                                          (Thousands)
List of Other Included Managers:
NONE

                                                 FORM 13F INFORMATION TABLE
                                                          VALUE    SHARES/  SH/ PUT/ INVSTMT    OTHER        VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED  NONE
----------------------------- ---------------- --------- --------- --------- --- ---- ------- ------------ --------- ------ ------
***TYCO INTERNATIONAL LTD     COMM             H89128104       932     47645 SH        SOLE                    47645
ALTRIA GROUP INC              COMM             02209S103      2999    187184 SH        SOLE                   187184
AMERICAN GREETINGS CORP CL A  COMM             026375105      1644    324845 SH        SOLE                   324845
APACHE CORP                   COMM             037411105     10245    159850 SH        SOLE                   159850
BLACK & DECKER CORP           COMM             091797100      3053     96721 SH        SOLE                    96721
BRUNSWICK CORP                COMM             117043109      1051    304585 SH        SOLE                   304585
CLOROX CO                     COMM             189054109      7018    136323 SH        SOLE                   136323
COOPER INDUSTRIES INC-W/RTS T COMM             G24182100      5530    213853 SH        SOLE                   213853
DEVON ENERGY CORP             COMM             25179M103      8244    184467 SH        SOLE                   184467
FORTUNE BRANDS INC            COMM             349631101      2623    106846 SH        SOLE                   106846
FREEPORT MCMORAN COPPER &     COMM             35671D857     13144    344909 SH        SOLE                   344909
JOY GLOBAL INC                COMM             481165108      3678    172686 SH        SOLE                   172686
KRAFT FOODS INC               COMM             50075N104      2887    129530 SH        SOLE                   129530
MASCO CORP                    COMM             574599106      1488    213124 SH        SOLE                   213124
MATTEL INC                    COMM             577081102      4558    395319 SH        SOLE                   395319
MERCK & CO INC                COMM             589331107      8330    311384 SH        SOLE                   311384
NORFOLK SOUTHERN CORP         COMM             655844108      6775    200751 SH        SOLE                   200751
PFIZER INC                    COMM             717081103      8291    608708 SH        SOLE                   608708
PHILIP MORRIS INTL INC        COMM             718172109      6660    187184 SH        SOLE                   187184
POLYONE CORP                  COMM             73179P106       976    422326 SH        SOLE                   422326
TARGET CORP                   COMM             87612E106      4717    137151 SH        SOLE                   137151
TRINITY INDS INC              COMM             896522109      2943    322021 SH        SOLE                   322021
WAL MART STORES INC           COMM             931142103     11910    228602 SH        SOLE                   228602